Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Schedule of prepaid expenses and other current assets

Prepaid expense and other current assets in the accompanying consolidated balance sheets consist of the following (in thousands):

	April 30, 2021	January 31, 2021
Deferred commission costs – current	$4,019	$3,147
Refundable income tax	9,618	8,969
Prepaid software maintenance costs	8,370	8,587
Prepaid royalties	2,876	2,958
Other	6,942	6,665
Total prepaid expenses and other current assets	$31,825	$30,326

Prepaid expense and other current assets in the accompanying consolidated balance sheets consist of the following (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
Deferred commission costs – current	$3,147	$11,195
Refundable income tax	8,969	6,726
Prepaid software maintenance costs	8,587	6,569
Prepaid royalties	2,958	2,294
Employee bonus advance	—	1,867
Other	6,665	7,771
Total prepaid expenses and other current assets	$30,326	$36,422